CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE SENIOR NOTES.
Schedule of convertible senior notes

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Current liabilities:
Convertible Senior Notes held by a related party-current
2024 Convertible Notes	—	633,475	99,406
Convertible Senior Notes held by third parties-current
2024 Convertible Notes	—	633,475	99,406
	—	1,266,950	198,812
Non-current liabilities:
Convertible Senior Notes held by a related party-non-current
2024 Convertible Notes	642,121	—	—
2025 Convertible Notes	975,725	955,097	149,876
Convertible Senior Notes held by third parties-non-current
2024 Convertible Notes	642,121	—	—
	2,259,967	955,097	149,876